Share-based payments - Changes in Outstanding ELTIP and EDIP Awards (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EDIP | Time vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	297	364	251
Granted (in shares)	486	118	245
Vested (fair value in 2022: $__ million, 2021: $13.9 million, 2020: $9.6 million) (in shares)	(162)	(183)	(129)
Forfeitures (resignations, retirements, redundancies) (in shares)	0	(2)	(3)
Outstanding at end of year (in shares)	621	297	364
Unrecognized cost	$ 14,234	$ 4,896
ELTIP | Time Vesting Shares and Performance Shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	704	658	618
Granted (in shares)	280	283	209
Vested (fair value in 2022: $__ million, 2021: $13.9 million, 2020: $9.6 million) (in shares)	(279)	(237)	(162)
Forfeitures (resignations, retirements, redundancies) (in shares)	0	0	(7)
Outstanding at end of year (in shares)	705	704	658
ELTIP | Time vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Unrecognized cost	$ 0	$ 17
ELTIP | Performance vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Unrecognized cost	10,232	8,840
EDIP and ELTIP
Changes in Outstanding ELTIP and EDIP Awards
Fair value of awards vested	$ 17,300	$ 13,900	$ 9,600